Acquisition of WGL Holdings, Inc. - Schedule of Final Purchase Price Allocation (Details) - CAD ($) $ in Millions	Jul. 06, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair value assigned to net assets
Goodwill (note 11)		$ 3,942.1	$ 4,068.2	$ 817.3
WGL Holdings
Business Acquisition
Purchase consideration	$ 5,973.0
Fair value assigned to net assets
Current assets	1,220.0
Property, plant and equipment	5,884.0
Intangible assets	577.0
Regulatory assets	408.0
Long-term investments	1,475.0
Other long-term assets	462.0
Current liabilities	(1,916.0)
Long-term debt	(2,548.0)
Preferred shares	(41.0)
Regulatory liabilities	(1,126.0)
Deferred income taxes	(741.0)
Other long-term liabilities	(959.0)
Non-controlling interest	(9.0)
Accumulated other comprehensive income	(2.0)
Fair value of net assets acquired	2,684.0
Goodwill (note 11)	$ 3,289.0